INCOME TAX AND MINIMUM PRESUMED INCOME TAX	12 Months Ended
Jun. 30, 2019
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
INCOME TAX AND MINIMUM PRESUMED INCOME TAX

8.INCOME TAX AND MINIMUM PRESUMED INCOME TAX

Tax reform in Argentina

On December 29, 2017, the Government promulgated Law 27430 - Income Tax. This law has introduced several changes regarding income tax; its key components are as follows:

Income tax rate: The income tax rates for Argentine companies will be gradually reduced from 35% to 30% for fiscal periods beginning from January 1, 2018 until December 31, 2019, and 25% for fiscal periods beginning on or after January 1, 2020, inclusive.

Tax on dividends: A tax is introduced on dividends or profits distributed, among others, by Argentine companies or permanent establishments with the following considerations: (i) dividends derived from the profits generated during fiscal years beginning on January 1, 2018 and until December 31, 2019 will be subject to a 7% withholding; and (ii) dividends arising from gains obtained for years beginning on or after January 1, 2020, will be subject to a 13% withholding tax.

Dividends arising from benefits obtained up to the year prior to that commenced on or after January 1, 2018 will continue to be subject, for all beneficiaries of the same, to the 35% withholding on the amount that exceeds taxable distributable taxable profits (transition period of the equalization tax).

Optional tax revaluation: The regulation establishes that, at the option of the Companies, the tax revaluation of certain assets located in the country and that are affected to the generation of taxable profits may be carried out. The special tax on the amount of the revaluation depends on the nature of the asset, being 8% for buildings that does not have the character of inventories for sale, 15% for the buildings that have the character of inventories for sale, and 10% for the rest of the assets. Once the option for a certain property, plant or equipment is exercised, all other property, plant and equipment in the same category must be revalued. This tax is not deductible from income tax, and tax result that originated through the revaluation is not subject to it.

Adjustment of deductions: Acquisitions or investments made in fiscal years beginning on or after January 1, 2018 will be adjusted on the basis of the percentage variations of the Internal Wholesale Price Index (IPIM) provided by the National Institute of Statistics and Census (INDEC), situation that will increase the deductible amortization and its computable cost in case of sale.

The balances of income tax and minimum presumed income tax recoverable and payable are as follows:

	06/30/2019	06/30/2018	06/30/2017
Current assets
Income tax	1,263,795	2,082,269	1,701,382

	1,263,795	2,082,269	1,701,382
Non-current assets
Income tax	—	—	95,565
Minimum presumed income tax	1,184	126,653	220,000
	1,184	126,653	315,565

	06/30/2019	06/30/2018	06/30/2017
Liabilities
Income tax	142,028	2,569	29,788
	142,028	2,569	29,788

The breakdown of items making up deferred tax assets and liabilities as of June 30, 2019, 2018, 2017 and December 31, 2016 are as follows:

Deferred tax assets	06/30/2019	06/30/2018	06/30/2017	12/31/2016

Tax Loss-Carry Forward	2,663,813	3,638,269	1,059,746	753,359
Changes in fair value of financial assets or liabilities	32,062	35,944	96,394	87,467
Trade receivables	374,425	462,756	829,095	804,481
Allowances	—	370,930	805,375	935,415
Inventories	—	710,391	367,682	519,310
Intangible assets	—	15,098	38,241	48,426
Contingencies	—	—	13,612	—
Goverment grants	2,649	9,360	41,616	54,572
Others	670,760	359,073	120,340	1,446,474
Total deferred tax assets	3,743,709	5,601,821	3,372,101	4,649,504

Deferred tax liabilities	06/30/2019	06/30/2018	06/30/2017	12/31/2016

Intangible assets	(9,458,239)	(5,071,808)	(12,633,408)	(13,609,901)
Property, plant and equipment depreciation	(9,618,648)	(8,497,756)	(12,923,320)	(12,738,676)
Borrowings	(13,170)	(19,372)	(39,257)	(27,482)
Contingencies	—	(2,709)	—	—
Inflation tax adjustment	(1,706,092)	—	—	—
Allowances	(152,159)	—	—	—
Inventories	(153,563)	—	—	—
Others	—	(297)	(15,942)	(9,727)
Total deferred tax liabilities	(21,101,871)	(13,591,942)	(25,611,927)	(26,385,786)

Net deferred tax	(17,358,162)	(7,990,121)	(22,239,826)	(21,736,282)

The roll forward of deferred tax assets and liabilities as of June 30, 2019, 2018, 2017 and December 31, 2016 are as follows:

				Transfer
		Adquisition		from
		of control	Income	deferred
	Balance	of Semya	tax	tax	Charge	Conversion	Balance
Deferred tax assets	06/30/2018	S.A.	provision	liabilities	to OCI	difference	06/30/2019
Tax Loss-Carry Forward	3,638,269	113,289	(1,306,198)	—	—	218,453	2,663,813
Changes in fair value of financial assets or liabilities	35,944	25,868	(33,200)	—	—	3,450	32,062
Trade receivables	462,756	—	(114,765)	—	—	26,434	374,425
Allowances	370,930	—	(555,679)	152,159	—	32,590	—
Inventories	710,391	—	(119,316)	153,563	—	(744,638)	—
Intangible assets	15,098	(482,387)	(22,467)	476,174	—	13,582	—
Goverment grants	9,360	—	(7,262)	—	—	551	2,649
Others	359,073	—	290,552	—	—	21,135	670,760
Total deferred tax assets	5,601,821	(343,230)	(1,868,335)	781,896	—	(428,443)	3,743,709

				Transfer
		Adquisition		from
		of control	Income	deferred
	Balance	of Semya	tax	tax	Charge	Conversion	Balance
Deferred tax liabilities	06/30/2018	S.A.	provision	assets	to OCI	difference	06/30/2019
Intangible assets	(5,071,808)	—	(937,962)	(476,174)	—	(2,972,295)	(9,458,239)
Property, plant and equipment depreciation	(8,497,756)	—	(335,077)	—	576,453	(1,362,268)	(9,618,648)
Borrowings	(19,372)	—	7,342	—	—	(1,140)	(13,170)
Contingencies	(2,709)	—	2,869	—	—	(160)	—
Inflation tax adjustment	—	—	(1,706,092)	—	—	—	(1,706,092)
Allowances	—	—	—	(152,159)	—	—	(152,159)
Inventories	—	—	—	(153,563)	—	—	(153,563)
Others	(297)	—	314	—	—	(17)	—
Total deferred tax liabilities	(13,591,942)	—	(2,968,606)	(781,896)	576,453	(4,335,880)	(21,101,871)

			Transfer
			from
			deferred
	Balance	Income tax	tax	Charge	Conversion	Balance
Deferred tax assets	06/30/2017	provision	liabilities	to OCI	difference	06/30/2018
Tax Loss-Carry Forward	1,059,746	3,631,690	—	—	(1,053,167)	3,638,269
Changes in fair value of financial assets or liabilities	96,394	(27,872)	—	—	(32,578)	35,944
Trade receivables	829,095	(16,762)	—	—	(349,577)	462,756
Allowances	805,375	(143,397)	—	—	(291,048)	370,930
Inventories	367,682	(767,844)	—	—	1,110,553	710,391
Intangible assets	38,241	(11,570)	—	—	(11,573)	15,098
Contingencies	13,612	—	(13,612)	—	—	—
Goverment grants	41,616	(21,647)	—	—	(10,609)	9,360
Others	120,340	319,514	12,464	—	(93,245)	359,073
Total deferred tax assets	3,372,101	2,962,112	(1,148)	—	(731,244)	5,601,821

			Transfer
			from
	Balance	Income tax	deferred	Charge	Conversion	Balance
Deferred tax liabilities	06/30/2017	provision	tax assets	to OCI	difference	06/30/2018
Intangible assets	(12,633,408)	(1,114,442)	—	—	8,676,042	(5,071,808)
Property, plant and equipment depreciation	(12,923,320)	2,811,852	—	(4,507,311)	6,121,023	(8,497,756)
Borrowings	(39,257)	3,720	—	—	16,165	(19,372)
Contingencies	—	(15,442)	13,612	—	(879)	(2,709)
Others	(15,942)	24,617	(12,464)	—	3,492	(297)
Total deferred tax liabilities	(25,611,927)	1,710,305	1,148	(4,507,311)	14,815,843	(13,591,942)

Net deferred tax	(22,239,826)	4,672,417	—	(4,507,311)	14,084,599	(7,990,121)

			Transfer
			from
	Balance	Income tax	deferred tax	Charge	Conversion	Balance
Deferred tax assets	12/31/2016	provision	liabilities	to OCI	difference	06/30/2017
Tax Loss-Carry Forward	753,359	360,007	—	—	(53,620)	1,059,746
Changes in fair value of financial assets or liabilities	87,467	13,216	—	—	(4,289)	96,394
Trade receivables	804,481	60,520	—	—	(35,906)	829,095
Allowances	935,415	(83,964)	—	—	(46,076)	805,375
Inventories	519,310	(128,450)	—	—	(23,178)	367,682
Intangible assets	48,426	(8,577)	—	—	(1,608)	38,241
Contingencies	—	14,301	—	—	(689)	13,612
Goverment grants	54,572	(11,218)	—	—	(1,738)	41,616
Others	1,446,474	877,016	—	—	(2,203,150)	120,340
Total deferred tax assets	4,649,504	1,092,851	—	—	(2,370,254)	3,372,101

			Transfer
			from
	Balance	Income tax	deferred tax	Charge	Conversion	Balance
Deferred tax liabilities	12/31/2016	provision	assets	to OCI	difference	06/30/2017
Intangible assets	(13,609,901)	802,280	—	—	174,213	(12,633,408)
Property, plant and equipment depreciation	(12,738,676)	616,622	—	(936,029)	134,763	(12,923,320)
Borrowings	(27,482)	(13,002)	—	—	1,227	(39,257)
Others	(9,727)	(6,649)	—	—	434	(15,942)
Total deferred tax liabilities	(26,385,786)	1,399,251	—	(936,029)	310,637	(25,611,927)

Net deferred tax	(21,736,282)	2,492,102	—	(936,029)	(2,059,617)	(22,239,826)

		Income
	Balance	tax	Business	Charge to	Conversion	Balance
Deferred tax assets	12/31/2015	provision	combination	OCI	difference	12/31/2016
Tax Loss-Carry Forward	258,194	520,957	—	—	(25,792)	753,359
Changes in fair value of financial assets or liabilities	61,913	28,642	—	—	(3,088)	87,467
Trade receivables	—	—	804,481	—	—	804,481
Allowances	119,651	(9,559)	656,327	—	168,996	935,415
Inventories	(246,720)	935,283	(234,278)	—	65,025	519,310
Intangible assets	78,956	(41,366)	12,510	—	(1,674)	48,426
Goverment grants	53,477	29,362	—	—	(28,267)	54,572
Others	—	32,468	1,394,601	—	19,405	1,446,474
Total deferred tax assets	325,471	1,495,787	2,633,641	—	194,605	4,649,504

		Income
	Balance	tax	Business	Charge to	Conversion	Balance
Deferred tax liabilities	12/31/2015	provision	combination	OCI	difference	12/31/2016
Intangible assets	—	—	(13,609,901)	—	—	(13,609,901)
Property, plant and equipment depreciation	(53,679)	(18,703)	(12,699,878)	—	33,584	(12,738,676)
Borrowings	—	—	(27,482)	—	—	(27,482)
Others	—	13,696	(17,833)	—	(5,590)	(9,727)
Total deferred tax liabilities	(53,679)	(5,007)	(26,355,094)	—	27,994	(26,385,786)

Net deferred tax	271,792	1,490,780	(23,721,453)	—	222,599	(21,736,282)

The following table provides a reconciliation of the statutory tax rate to the effective tax rate. As the operations of the Group’s Argentine subsidiaries are the most significant source of profit or loss before tax, the following reconciliation has been prepared using the Argentine statutory tax rate:

	06/30/2019	06/30/2018	06/30/2017	12/31/2016
Loss before income tax-rate 0%	(21,669,883)	—	—	—
Profit before income tax-rate 21%	1,264	—	—	—
Loss before income tax-rate 35%	—	(21,621,007)	(11,195,800)	(8,042,536)
Profit/(Loss) before income tax-rate 30%	12,296,011	(3,618,756)	—	—
Income tax charge by applying tax rate to profit/(loss) before tax:	(3,689,069)	8,652,979	3,918,530	2,814,888
Share of profit or loss of subsidies, joint ventures and associates	(44,721)	(1,448,925)	(571,587)	(977,061)
Stock options charge	78,681	(8,898)	(8,978)	(15,339)
Rate change adjustment	(54,735)	3,768,518	—	—
Allowance for unused tax losses	—	(59,879)	—	(46,553)
Non-deductible expenses and untaxed gains	(254,201)	(732,442)	(312,477)	84,712
Representation expenses	(136,614)	(204,897)	—	—
Foreign investment coverage	233,634	—	—	—
Result por inflation effect on monetary items	(3,119,259)	—	—	—
Others	—	962,061	(208,237)	—
Income tax (expense) benefit	(6,986,284)	10,928,517	2,817,251	1,860,647

The Group did not recognize deferred income tax liabilities of USD 44,721, USD 1,448,925,USD 571,587 and USD 977,061 as of June 30, 2019,2018, 2017 and December 31, 2016, respectively, related to their investments in foreign subsidiaries, associates and joint ventures. In addition, the withholdings and/or similar taxes paid at source may be creditable against the Group’s potential final tax liability.

Principal statutory taxes rates in the countries  where the Group operates for all of the years presented are:

	Income tax rate
Tax jurisdiction	2019	2018	2017	2016
Argentina	30%	30% - 35%	35%	35%
Cayman	0%	—	—	—
United State of America	21%	—	—	—

	06/30/2019	06/30/2018	06/30/2017	12/31/2016
Current tax expense	(2,149,343)	6,256,100	325,149	369,867
Deferred tax	(4,836,941)	4,672,417	2,492,102	1,490,780
Total	(6,986,284)	10,928,517	2,817,251	1,860,647

The charge for income tax charged directly to profit or loss and the amount and expiry date of carry forward tax losses as of June 30, 2019 are as follows:

	Tax-Loss	Tax-Loss
Fiscal year	Carry forward	Carry forward	Prescription
2015	125,442	31,389	2020
2016	741,741	185,435	2021
2017	1,149,203	283,096	2022
2018	402,956	104,943	2023
2019	668,458	194,200	2024
2019	8,879,763	1,864,750	2039
Total	11,967,563	2,663,813

The amount of tax losses for the fiscal year ended on June 30, 2019 is an estimate of the amount to be presented in the tax return.

The amount and expiry date of unused tax credits of Argentina minimum presumed income tax as of June 30, 2019 is as follows:

Fiscal year	Amount	Prescription
2016	1,184	2026
Total	1,184

Estimates

There is an inherent material uncertainty related to Management’s estimation of the ability of the Group to use the deferred tax assets (both carryforward of unused tax losses and deductible temporary differences) and the credit of minimum presumed income tax because their future utilization depends on the generation of enough future taxable income by the entities within the Group during the periods in which those temporary differences are deductible or when the unused tax losses can be used.

Based on the projections of future taxable income for the periods in which the deferred tax assets are deductible, the Group’s management estimates that, except for the part of deferred tax asset that were unrecognized, it is probable that the entities within the Group can utilize those deferred tax assets, which depends, among other factors, on the success of the current projects of agricultural biotechnology, the future market price of commodities and the market share of the entities within the Group.

The estimates of Management about the demonstrability of the recognition criteria for these deferred tax assets and their subsequent recoverability represent the best estimate that can be made based on all the available evidence, existing facts and circumstances and the use of reasonable and supportable assumptions in the projections of future taxable income. Therefore, the Consolidated financial statements do not include adjustments that could result if the entities within the Group would not be able to recover the deferred tax assets through the generation of enough future taxable income.